Subsequent events, Equity Line of Credit Purchase (ELOC) Agreement (FY) (Details) - USD ($)	Mar. 17, 2025	Nov. 06, 2024	Oct. 29, 2024	Apr. 30, 2025	Apr. 30, 2024
Subsequent Event [Line Items]
Consideration to be paid		$ 125,000
Helena Global Investment Opportunities I Ltd [Member]
Subsequent Event [Line Items]
Shares issued (in shares)		500,000		500,000	1,606,000
Consideration to be paid	$ 125,000
Number of trading days		5 days
Share price (in dollars per share)		$ 0.75
DevvStream Holdings, Inc. [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Number of shares transferred by sponsor as commitment fee (in shares)			515,889
Consideration to be paid		$ 125,000
DevvStream Holdings, Inc. [Member] | Helena Global Investment Opportunities I Ltd [Member]
Subsequent Event [Line Items]
Stock issued during period			$ 40,000,000
Number of trading days		5 days
Share price (in dollars per share)		$ 0.75
DevvStream Holdings, Inc. [Member] | Helena Global Investment Opportunities I Ltd [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Shares issued (in shares)		500,000